INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
Intangible Assets Net
INTANGIBLE ASSETS, NET

6	INTANGIBLE ASSETS, NET

The Group currently owns certain natural forest concessions and cutting rights for the exploitation of timbers on parcels of land in Peru, which are subject to compliance of certain laws and regulations in Peru. The timber concessions and cutting rights have finite useful lives ranging from 23 to 40 years.

	Timber concession and cutting rights	Others	Total
	USD	USD	USD
Cost:
At January 1, 2022	23,464,332	57,826	23,522,158
Additions	313,517	651	314,168
Exchange difference	-	(251)	(251)
At December 31, 2022 and January 1, 2023	23,777,849	58,226	23,836,075
Additions	2,162,073	-	2,162,073
At December 31, 2023	25,939,922	58,226	25,998,148

Accumulated amortization:
At January 1, 2022	(3,619,497)	(3,491)	(3,622,988)
Charge for the year	(888,181)	(16,134)	(904,315)
Exchange difference	-	(3,315)	(3,315)
At December 31, 2022 and January 1, 2023	(4,507,678)	(22,940)	(4,530,618)
Charge for the year	(943,607)	(7,017)	(950,624)
Exchange difference	-	33	33
At December 31, 2023	(5,451,285)	(29,924)	(5,481,209)

Net book value:
At December 31, 2022	19,270,171	35,286	19,305,457
At December 31, 2023	20,488,637	28,302	20,516,939

Note: During the year ended December 31, 2023, the Group acquired several timber concession and cutting rights in Peru with an aggregate area of approximately 77,217 hectares at a total sum of consideration for USD2,162,073 offsetting against the prepayments made to the suppliers.